Pension and Other Postretirement Benefits - Schedule of Obligations and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 03, 2018	Jan. 28, 2017
Defined Benefit Plan Disclosure [Line Items]
Funded status at end of year	$ (5,360)	$ (5,927)
Change In Benefit Obligation [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of period	5,927	6,182
Company service cost	182	204
Interest cost	147	142
Plan participants' contributions	316	302
Net actuarial gain/(loss)	(392)	590
Benefit payments made directly by the Company	(820)	(1,493)
Projected benefit obligation at end of period	5,360	5,927
Change In Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	0	0
Company contributions	504	1,191
Plan participants' contributions	316	302
Benefit payments made directly by the Company	(820)	(1,493)
Fair value of plan assets at end of period	$ 0	$ 0